Corporate Income Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Components of income tax provision
(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2023	2022
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$736	$1,779
Provincial	626	1,190
Adjustments related to prior periods	715	(251)
Foreign	1,053	897
Adjustments related to prior periods	(6)	(86)
	3,124	3,529
Deferred income taxes:
Domestic:
Federal	(604)	(543)
Provincial	(274)	(341)
Foreign	(20)	113
	(898)	(771)
Total provision for income taxes in the Consolidated Statement of Income	$2,226	$2,758
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$(168)	$(2,651)
Deferred income taxes	(325)	945
	(493)	(1,706)
Reported in:
Other Comprehensive Income	(418)	(1,671)
Retained earnings	(75)	(35)
Other reserves	–	–
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(493)	(1,706)
Total provision for income taxes	$1,733	$1,052
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$(828)	$(771)
Deferred tax expense (benefit) of tax rate changes	(70)	–
	$(898)	$(771)

Reconciliation to Statutory Tax Rate
(b)	Reconciliation to statutory rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying th
e co
mp
osite federal and provincial statutory income tax rate for the following reasons:

	2023		2022
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$2,705	27.7%	$3,394	26.2%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(710)	(7.3)	(375)	(2.9)
Tax-exempt income from securities	(341)	(3.5)	(284)	(2.2)
Other, net (1)	572	5.9	23	0.2
Total income taxes and effective tax rate (2)	$2,226	22.8%	$2,758	21.3%

(1)	Includes $579 tax expense for the CRD and $48 tax benefit from the non-taxable gain related to the divestiture of the equity interest in CTFS.
(2)	The federal statutory income tax rate increased by 1.5% due to the enactment of certain federal budget measures announced in 2022.

Significant Components of Deferred Tax Assets and Liabilities
(c)	Deferred taxes
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2023	2022	2023	2022
Deferred tax assets:
Loss carryforwards	$(201)	$(904)	$1,281	$1,079
Allowance for credit losses	(172)	(17)	1,155	969
Deferred compensation	(77)	42	274	199
Deferred income	(95)	192	127	54
Property and equipment	(19)	(60)	339	359
Pension and other post-retirement benefits	(48)	10	321	234
Securities	(15)	(65)	386	433
Lease liabilities	(1)	(31)	936	946
Cash flow hedges	–	–	–	–
Other	(177)	(81)	573	380
Total deferred tax assets	$(805)	$(914)	$5,392	$4,653
Deferred tax liabilities:
Cash flow hedges	$–	$–	$127	$159
Deferred compensation	(19)	(7)	180	148
Deferred income	(23)	(7)	36	40
Property and equipment	174	135	569	810
Pension and other post-retirement benefits	1	(12)	120	106
Securities	(152)	(54)	385	236
Investment in subsidiaries and associates	43	(14)	67	126
Intangible assets	160	37	1,454	1,613
Other	(91)	(221)	370	612
Total deferred tax liabilities	$93	$(143)	$3,308	$3,850
Net deferred tax assets (liabilities) (1)	$(898)	$(771)	$2,084	$803

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $2,084 (2022 – $803) are represented by deferred tax assets of $3,530 (2022 – $1,903), and deferred tax liabilities of $1,446 (2022 – $1,100) on the Consolidated Statement of Financial Position.

Changes to Net Deferred Taxes
The major changes to net deferred taxes
w
ere as follows:

For the year ended October 31 ($ millions)	2023	2022
Balance at beginning of year	$803	$902
Deferred tax benefit (expense) for the year recorded in income	898	771
Deferred tax benefit (expense) for the year recorded in equity	325	(945)
Disposed in divestitures	–	–
Other	58	75
Balance at end of year	$2,084	$803